Employee benefits (Tables)	12 Months Ended
Dec. 31, 2019
Employee benefits
Schedule of reconciliations of defined benefit obligation at present value and plan asset at fair value

Reconciliations of defined benefit obligation at present value and plan asset at fair value are as follows:

	December 31,	December 31,
	2018	2019
	(in thousands)

Present value of the defined benefit obligations	$3,184	3,142
Fair value of plan assets	(3,565)	(3,730)
	$(381)	(588)
Net defined benefit liabilities	151	50
Prepaid pension costs	(532)	(638)
	$(381)	(588)

Schedule of movements in present value of the defined benefit obligations
(i)	Movements in present value of the defined benefit obligations

	Year ended December 31,
	2018	2019
	(in thousands)
Balance at beginning of year	$4,460	3,184
Service costs	20	26
Interest expense	76	121
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
-Changes in demographic assumptions	47	2
-Experience adjustment	10	(149)
-Change in financial assumptions	(1,217)	53
Refund of overfunding	-	(18)
Effect of changes in exchange rates	(212)	(77)
Balance at end of year	$3,184	3,142

Schedule of movements in the fair value of plan assets
(i)	Movements in the fair value of plan assets

	Year ended December 31,
	2018	2019
	(in thousands)
Balance at beginning of year	$3,410	3,565
Interest income	57	140
Remeasurements gain (loss):
-Return on plan assets excluding interest income	81	120
Contributions paid by the employer	132	56
Refund of overfunding	-	(70)
Effect of changes in exchange rate	(115)	(81)
Balance at end of year	$3,565	3,730

Schedule of expenses recognized in profit or loss
(i)	Expenses recognized in profit or loss

	Year ended December 31,
	2017	2018	2019
	(in thousands)

Current service costs	$15	20	26
Interest expense (income)	19	19	(19)
	$34	39	7
Cost of revenues	$9	14	6
Research and development	17	18	1
General and administrative	5	4	-
Sales and marketing	3	3	-
	$34	39	7

Schedule of remeasurement of net defined benefit liability recognized in other comprehensive income
(i)	Remeasurement of net defined benefit liability recognized in other comprehensive income

	Year ended December 31,
	2018	2019
	(in thousands)

Balance at beginning of year	$1,262	129
Recognized during the period	(1,133)	(189)
Balance at end of year	$129	(60)

Schedule of principal actuarial assumptions	The principal actuarial assumptions were as follows:

	December 31,	December 31,
	2018	2019
Discount rate	1.22%‑1.24%	0.87%-0.88%
Rate of increase in compensation levels	3.00%	3.00%

Schedule of sensitivity analysis

Reasonably possible changes at December 31, 2018 and 2019 to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

	December 31, 2018		December 31, 2019
	+ 0.5%	- 0.5%	+ 0.5%	‑0.5%
	(in thousands)		(in thousands)
Discount rate	(284)	317	(272)	302
Rate of increase in compensation levels	310	(281)	294	(268)